GENERAL - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major customer percentage	13.30%	16.30%	15.10%
Additional major customer
Major customer percentage	11.70%	10.30%	10.00%